Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 34.6	$ 23.5	$ 22.9
Related income tax benefit	10.2	8.0	7.7
Selling, Distribution And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	26.3	22.3	22.1
Other Special Project Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 8.3	$ 1.2	$ 0.8